Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 10 – Share-Based Compensation

The Company accounts for all share-based payments to employees and directors, including grants of employee stock options, at fair value and expenses the benefit in the Condensed Consolidated Statements of Operations over the service period (generally the vesting period).  The fair value of each stock option granted is estimated on the date of grant using the Black- Scholes pricing valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option, risk free interest rate and forfeiture rate.

The Company did not issue any stock options during the three months ended March 31, 2013 and 2012.  There are no unrecognized compensation costs related to unvested stock options granted under the Company’s stock option plans.

The following table summarizes the activity of the Company's stock options for the three months ended March 31, 2013:

	Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value ($)
Outstanding at beginning of year	6,500	5.57
Granted	-	-
Exercised	-	-
Terminated	5,000	7.00
Outstanding at end of period	1,500	0.78	2.8
Vested and expected to vest at end of period	1,500	0.78	2.8	-
Exercisable at end of period	1,500	0.78	2.8	-

17.  Share-Based Compensation

The Company accounts for all share-based payments to employees and directors, including grants of employee stock options, at fair value and expenses the benefit in the Consolidated Statements of Operations over the service period (generally the vesting period). The fair value of each stock option granted is estimated on the date of grant using the Black-Scholes pricing valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option, risk free interest rate and forfeiture rate.

The Company has three stock option plans.  During 2012, shareholders approved the 2012 Long-Term Incentive Plan authorizing 5,000,000 shares of Common Stock for grant to key employees and directors.  Under the 1995 Stock Option Plan, 125,000 shares of Common Stock were authorized for grant to key employees.  Under the Non-Employee Director Stock Option Plan, 30,000 shares of Common Stock were authorized for grant.  The Non-Statutory Stock Option Agreement expired in 2011, under which 10,000 shares of Common Stock had been authorized and issued to the former Chairman of the Board.

Changes in the stock option plans are as follows:

Number of Shares

				Weighted Average Exercise
	Authorized	Granted	Available	Price
Balance January 1, 2011	39,000	23,000	16,000	$4.51
Expired	(10,000)	(11,000)	1,000	3.97
Granted	-	-	-	-
Balance December 31, 2011	29,000	12,000	17,000	4.99
Authorized	5,000,000	-	5,000,000	-
Expired	(2,500)	(5,500)	3,000	4.30
Granted	-	-	-	-
Balance December 31, 2012	5,026,500	6,500	5,020,000	5.57

Under the 2012 Long-Term Incentive Plan, option prices must be at least 100% of the market value of the Common Stock at time of grant.  Exercise periods are for ten years from date of grant and terminate at a stipulated period of time after an employee’s termination of employment.  At December 31, 2012, no options were outstanding or exercisable.  During 2012, no options were granted, exercised or expired.

Under the 1995 Stock Option Plan, option prices must be at least 100% of the market value of the Common Stock at time of grant.  No option may be exercised prior to one year after date of grant.  Exercise periods are for ten years from date of grant and terminate at a stipulated period of time after an employee’s termination of employment.  At December 31, 2012, options for 5,000 shares with exercise prices of $7.00 per share were outstanding, all of which were exercisable.  During 2012, no options were granted or exercised and 2,500 options expired.  During 2011, no options were granted, exercised or expired.  No additional options can be granted under the 1995 Plan.

Under the Non-Employee Director Stock Option Plan, option prices must be at least 100% of the market value of the Common Stock at time of grant.  No option may be exercised prior to one year after date of grant and the optionee must be a director of the Company at time of exercise, except in certain cases as permitted by the Compensation Committee.  Exercise periods are for six years from date of grant and terminate at a stipulated period of time after an optionee ceases to be a director.  At December 31, 2012, options for 1,500 shares with exercise prices ranging from $0.65 to $1.05 per share were outstanding, all of which were exercisable.  During 2012, no options were granted or exercised and options for 3,000 shares expired.  During 2011, no options were granted or exercised and options for 1,000 shares expired.

Under the Non-Statutory Stock Option Agreement for the former Chairman of the Board, the option price must be at least 100% of the market value of the Common Stock at time of grant and the exercise period is for 10 years from date of grant.  At December 31, 2012, no options were outstanding and the plan had expired.  During 2012, no options were granted, exercised or expired.  During 2011, no options were granted or exercised and the option for 10,000 shares expired.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

Range of

Exercise

Prices

	Number Out-standing and Exercis-able

Weighted Average Remaining Contractual Life

Weighted Average Exercise Price

			Aggre-gate Intrinsic Value
$0.65 - $1.99	1,500	2.8	$0.78	-
7.00 - 7.99	5,000	1.3	7.00	-
Total	6,500	1.6	5.57	-

All outstanding option prices are over the current market price. As of December 31, 2012, there was no unrecognized compensation cost related to non-vested options granted under the Plans.

No options were granted in 2012 and 2011.  The fair value of options granted under the Company’s stock option plans will be estimated on dates of grant using the Black-Scholes model using the weighted average assumptions for dividend yield, expected volatility, risk free interest rate and expected lives of options granted.